Intangible Assets	12 Months Ended
Dec. 31, 2021
Disclosure Of Intangible Assets [Abstract]
Intangible Assets

17. Intangible Assets

Critical accounting estimate and judgements

Goodwill

The Company operates as one segment or cash-generating unit (“CGU”), goodwill is tested by considering its recoverability in terms of the entire business. Management assesses the recoverable value of goodwill by comparing the Company’s equity value, either from observable market prices or based on discounted cash flow forecasts, to the net assets as reported in the Company’s consolidated financial statements. The values as of December 31, 2020 were based on discounted cash flow projections, which in turn were based on historical results and ratios updated to reflect management’s expectations of future growth and profitability and discounted using a weighted average cost of capital derived from an analysis of comparable selected public companies. Critically, the values based on a discounted cash flow approach were found to be consistent with a value based on the share transaction in September 2020. The value as of December 31, 2021 was based on the Company’s market capitalization which is a factor of the Company’s outstanding shares multiplied by the price of the Company’s stock on the last day of trading in 2021.

Capitalized internally developed software costs

Capitalized costs are based on the employment costs of individuals working on software development and based on timesheets. Special attention is paid to distinguishing between costs incurred on developing new software or software upgrades, which may be eligible for capitalization, and costs incurred in maintenance and in the correction of problems, which is not eligible.

Judgement is required in identifying whether individual projects meet all of the criteria required to permit capitalization, in particular, whether the software will generate probable future economic benefits.

Accounting policies

Goodwill

Goodwill is initially measured as the difference between the aggregate of the value of the consideration transferred and the fair value of net assets acquired. Goodwill is not amortized but it is tested for impairment annually, or more frequently if events or changes in circumstances indicate that it might be impaired and is carried at cost less accumulated impairment losses. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.

Impairment testing

Intangible assets are allocated to CGUs for the purpose of impairment testing. The allocation is made to those CGUs or groups of CGUs that are expected to benefit from the business combination in which the goodwill arose. The CGUs or groups of CGUs are identified at the lowest level at which goodwill is monitored for internal management purposes, being the operating segments. As the Company operates as a single operating segment or CGU, the Company has only a single cash generating unit for impairment testing.

Management assesses the recoverable value of goodwill by comparing the value of the Company equity value, either inferred from the public prices of share issues or based on discounted cash flow forecasts, with the net assets as reported in its consolidated financial statements. The discounted cash flow approach involves key assumptions that leave considerable scope for judgement. The Company only used the discounted cash flow method for the fiscal year ended as of December 31, 2020.

Purchased software

The costs of accessing software services are not capitalized if the Company does not have any contractual right to take possession of the software at any time during the term of the agreement and it is not feasible for the Company either to run the software on its own hardware or to contract with a third party unrelated to the vendor. Such costs represent SaaS costs and are expensed as incurred.

The Company does capitalize software implementation costs, such as fees paid to outside consultants to set up a software arrangement.

For cloud computing costs, the Company capitalized costs for certain configuration and customization costs paid by a customer in a cloud computing or hosting arrangement. The guidance aligns the accounting treatment of these costs incurred in a hosting arrangement treated as a service contract with the requirements for capitalization and amortization costs to develop or obtain an intangible asset.

Purchased software and associated capitalized costs are amortized using the straight-line method over an estimated life of five years.

Capitalized internally developed software costs

Costs incurred in the internal development of software are capitalized as intangible assets when the criteria required by IAS 38 as set out below.

Software development costs consist entirely of capitalized internally generated costs that are directly attributable to the design, testing and enhancement of identifiable and unique software products controlled by the Company and incorporated principally within the Company’s SOPHiA platform. They are recognized as intangible assets where the following criteria are met:

•	it is technically feasible to complete software so that it will be available for use;
•	management intends to complete the software and use or sell it;
•	there is an ability to use or sell the software;
•	it can be demonstrated how the software will generate probable future economic benefits;
•	adequate technical, financial and other resources to complete the development and to use or sell the software are available, and;
•	the expenditure attributable to the software during its development can be reliably measured.

Directly attributable costs that are capitalized as part of the software comprise principally employee costs. Capitalized development costs are recorded as intangible assets and amortized from the point at which the asset is ready for use on a straight-line basis over its expected useful life. Capitalized software development costs are amortized using the straight-line method over an estimated life of five years.

The Company considers that it is only since the beginning of 2020 that development costs have fulfilled the criteria for recognition as intangible assets set out in IAS 38.

Intangible assets, net movement for the years ended December 31, 2021 and 2020, respectively are as follows (in USD thousands):

	Goodwill	Purchased software	Capitalized internally developed software costs	Total intangible assets
January 1, 2021	$8,598	$3,071	$2,621	$14,290
Additions	—	130	3,858	3,988
Disposals	—	—	(30)	(30)
Currency Translation Adjustment	(300)	(111)	(90)	(501)
December 31, 2021	$8,298	$3,090	$6,359	$17,747

Accumulated depreciation
January 1, 2021	$—	$(889)	$(119)	$(1,008)
Additions	—	(565)	(527)	(1,092)
Disposals	—	—	—	—
Currency Translation Adjustment	—	22	4	26
December 31, 2021	$—	$(1,432)	$(642)	$(2,074)
Net book value at December 31, 2021	$8,298	$1,658	$5,717	$15,673

	Goodwill	Purchased software	Capitalized internally developed software costs	Total intangible assets
January 1, 2020	$7,834	$2,761	$—	$10,595
Additions	—	324	2,436	2,760
Disposals	—	(286)	—	(286)
Currency Translation Adjustment	764	272	185	1,221
December 31, 2020	$8,598	$3,071	$2,621	$14,290

Accumulated depreciation
January 1, 2020	$—	$(359)	$—	$(359)
Additions	—	(521)	(111)	(632)
Disposals	—	60	—	60
Currency Translation Adjustment	—	(69)	(8)	(77)
December 31, 2020	$—	$(889)	$(119)	$(1,008)
Net book value at December 31, 2020	$8,598	$2,182	$2,502	$13,282

Goodwill arises from the Company’s acquisition of Interactive Biosoftware (“IBS”) in June 2018. Through this acquisition the Company added Alamut (a health technology diagnostic) to its existing SOPHiA platform.

Goodwill is tested for impairment on an annual basis and at the occurrence of a potential indication of impairment. As of December 31, 2021 and 2020, respectively, no impairment charged was recorded related to the Company’s goodwill.

As of December 31, 2020, the estimated equity value of the Company was $465.3 million, which exceeds the reported net assets of the Company of $100.5 million at that date by $364.8 million.

As of December 31, 2021, the estimated equity value of the Company was $900.4 million, which exceeds the reported net assets of the Company of $275.4 million at that date by $626.5 million.

On the basis of the analyses performed, the Company concludes that the recoverable amount exceeds the carrying amount of the goodwill and no impairment is needed as of December 31, 2021 and December 31, 2020.